Summary of Significant Accounting Policies (Details) - Schedule of Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Financial liabilities:
Warrant liabilities		$ 55
Acquisition-related contingent consideration	$ 1,487	2,227
Level 3 [Member]
Financial liabilities:
Warrant liabilities		55
Acquisition-related contingent consideration	1,487	2,227
Level 1 [Member]
Financial liabilities:
Acquisition-related contingent consideration
Level 2 [Member]
Financial liabilities:
Acquisition-related contingent consideration